Summary of Property and Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Equipment | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Equipment | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Company Vehicles | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Company Vehicles | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Leasehold Improvements
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	Lesser of useful life or lease term
Internal-use Software | Maximum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Internal-use Software | Minimum
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Property, Plant and Equipment, Useful Life	3 years